PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

(5)         PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	March 31,
	2011	2012
	RMB	RMB

Building	53,049,213	53,049,213
Computer equipment	20,252,736	21,672,897
Furniture, fixtures and office equipment	532,624	516,794
Software	11,976,549	12,261,549
Motor vehicles	1,935,402	1,885,402
Leasehold improvements	8,062,114	9,018,139
	95,808,638	98,403,994
Less: accumulated depreciation and amortization	(32,768,460)	(38,513,688)
Property and equipment, net	63,040,178	59,890,306

Total depreciation expenses for the year ended March 31, 2010, 2011 and 2012 were, RMB 9,962,811, RMB 10,785,073, and RMB 8,519,426, respectively.